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                              Monument Series Fund

                        Monument Digital Technology Fund

                         Monument Medical Sciences Fund

                        Monument Telecommunications Fund


                       Semi-Annual Report To Shareholders
                              For the Period Ended
                                 April 30, 2001

Monument Digital Technology Fund
Schedule of Portfolio Investments (Unaudited)
April 30, 2001

      Number
      Of Shares         Security Description            Market Value
                        Common Stock: 40.0%

                        Access: 6.2%

      51,000            Comcast Corp. (Cl. A)*          $2,239,410
      43,000            Global Crossing, Ltd.*             538,790
                                                        ---------
                                                         2,778,200

                        E-Commerce: 9.9%

      40,000            First Data Corp.                2,697,600
      70,000            Getty Images, Inc.*             1,762,600
                                                        ---------
                                                        4,460,200

                        Hub/Virtual
                        Community: 5.4%

      48,500            AOL Time Warner, Inc.*          2,449,250
                                                        ---------

                        Miscellaneous: 4.3%

      42,000            Nasdaq-100 Shares*              1,938,300
                                                        ---------

                        Satellite: 3.8%

      58,000            EchoStarCommunications
                        Corp. (Cl. A)*                  1,737,680
                                                        ---------

                        Services: 10.4%

      56,000            Agile Software Corp.*(a)        1,067,920

      132,000           McLeodUSA, Inc. (Cl. A)*        1,168,200

      45,000            Verizon Communications,Inc.     2,478,150
                                                        ---------
                                                        4,714,270

                         Total Commom Stock:
                         (Cost   $24,157,364)           18,077,900
                                                        ----------


        Par             Security Description            Market Value

                        Short-Term Investments: 64.4%

        26,777,976      PNC Bank Money Market           $26,777,976
        2,268,022       Sansom Street Money Market        2,268,022
                                                        -----------
                        Total Short-Term                 29,045,998
                        Investments:
                        (Cost $29,045,998)

                        Total Investments:
                        (Cost $53,203,362)**  104.4%    $47,123,898

                        Other Assets and
                        Liabilities, net....   (4.4%)    (2,020,193)

                        Net Assets .........  100.0%    $45,103,705

----------

 * Non-income producing

** Cost for Federal income tax purposes is $53,203,362 and unrealized depreciation consists of:

    Gross unrealized appreciation...... $313,200
    Gross unrealized depreciation..... $(6,392,664)
    Net unrealized depreciation....... $(6,079,464)


                      Contract  Strike  Number    Premium   Market Unrealized
          Issue       Month     Price   of        Received  Value  Appreciation
                                        Contracts                 (Depreciation)
        -----------   -------   ------  ---------  -------  ------  ----------
         CALL OPTION
         CONTRACT
         Agile
         Software
         Corp.....   May-01     15.000   560    $(127,614) $(249,200) $(121,586)
----------

(a)   A portion of this security is subject to call options written.
      See Note  6.

Monument Medical Sciences Fund
Schedule of Portfolio Investments (Unaudited)
April 30, 2001

        Number
      Of Shares         Security Description                    Market Value
                        Common Stock: 66.8%

                        Biopharmaceuticals: 15.2%

      15,000            Alexion Pharmaceuticals, Inc.*(a)       $349,950
      22,000            Cubist Pharmaceuticals, Inc.*(a)         684,640
      12,000            Immunex Corp.*                           183,120
      40,000            ImmunoGen, Inc.*                         798,800
      19,000            Medarex, Inc.*                           454,290
      30,000            Millennium Pharmaceuticals, Inc.*      1,116,000
      10,000            Pharmacyclics, Inc.*                     300,000
      15,000            PRAECIS Pharmaceuticals, Inc.*           329,100

                         Biotech: 9.0%

      12,500            Amgen, Inc.*                             764,250
      18,000            COR Therapeutics, Inc.*                  558,000
       1,900            IDEC Pharmaceuticals Corp.*               93,480
      17,000            Protein Design Labs, Inc.*(a)          1,092,250
                                                               __________
                                                               2,507,980
                         Diagnostics: 7.5%

     268,300            CardioDynamics Intl. Corp.*              973,929
      12,000            IGEN Intl., Inc.*                        264,360
      12,200            Invitrogen Corp.*(a)                     860,222

                                                               2,098,511
                        Discovery Tools:4.6%

      12,500            Applera Corp.,-- Applied                 400,750
                        Biosystems Group
      10,000            Aurora Biosciences Corp.*(a)             232,000
      55,000            Genomic Solutions, Inc.*                 220,550
      13,000            Pharmacopeia, Inc.*                      253,500
      12,000            Visible Genetics, Inc.*                  182,040
                                                                __________
                                                               1,288,840
                        Genetics: 14.0%

      20,000            Exelixis, Inc.*                          274,000
      26,000            Human Genome Sciences, Inc.*(a)        1,669,980
      15,000            Incyte Genomics, Inc.*                   241,875
      37,400            Lexicom Genetics, Inc.*                  336,600
      20,000            Myriad Genetics, Inc.*(a)              1,059,200
      20,000            Sangamo Biosciences, Inc.*               299,400
                                                                __________
                                                               3,881,055
                         Medical Devices: 3.8%

      25,000            Thermo Electron Corp.*                   659,000
      12,000            Varian, Inc.*                            387,840
                                                                __________
                                                               1,046,840
                        Pharmaceuticals: 10.6%

      10,000            Eli Lilly and Company                    850,000
      10,000            IVAX Corp                                400,500
       7,500            MedImmune, Inc.*                         293,625
      15,000            OSI Pharmaceuticals, Inc.*(a)            770,100
      12,000            Pharmacia, Corp                          627,120
                                                                __________
                                                               2,941,345
                        Services: 2.1%

      22,500            Aradigm Corp.*                           169,875
      13,000            Oxford Health Plans, Inc.*               404,300
                                                                __________
                                                                 574,175

                         Total Commom Stock:
                         (Cost   $24,237,656)                 18,554,646



        Par             Security Description                    Market Value

                        Short-Term Investments: 38.6%

        7,883,219      PNC Bank Money Market                   26,777,976
        1,421,086      Sansom Street Money Market               1,421,086
        1,421,086      Temp Cash Fund                           1,421,086


                        Total Short-Term
                        Investments:
                        (Cost $10,725,391)                    $10,725,391

                        Total Investments:
                        (Cost $34,963,047)**  105.4%          $29,280,037

                        Other Assets and
                        Liabilities, net....  (5.4%)          (1,493,669)

                        Net Assets .........  100.0%          $27,786,378

----------

 * Non-income producing

** Cost for Federal income tax purposes is $34,963,047 and net unrealized depreciation consists of:


    Gross unrealized appreciation...... $394,762
    Gross unrealized depreciation..... $(6,077,802)
    Net unrealized depreciation....... $(5,683,010)

    Contract  Strike  Strike     Number of    Premium   Market    Unrealized
    Issue     Month   Price     Contracts     Received  Value     Appreciation
                                                                 (Depreciation)

    -------   -----    -------    ------      -------    ------        -------
    Aurora
    Biosciences
    Corp.     July-01 25.000      100      $(24,700)   $(25,000)      $(300)

    Alexion
    Pharmaceuticals,
    Inc       May-01  25.000      150      $(20,560)   $(29,625)      $(9,065)

    Cubist
    Pharmaceuticals,
    Inc.      May-01   30.00      220      $(43,690)   $(74,800)     $(31,110)

    Human Genome
    Sciences,
    Inc.      Oct-01   40.00      260      (412,560)   (495,300)       (82,740)

    Invitrogen
    Corp.     Aug-01   65.00      120       (123,435)   (192,000)      (68,565)

    Myriad
    Genetics,
    Inc.      May-01   45.00      100        (45,800)    (93,500)      (47,700)

    OSI
    Pharmaceuticals,
    Inc.      May-01   45.00      150        (65,060)    (117,000)     (51,940)

    Protein
    Design
    Labs,
    Inc.      May-01   60.00      170        (77,135)    (164,900)      (87,765)
                                  _____________________________________________
                                 1,270       (812,940)   (1,192,125)   (379,185)

    PUT OPTION
    CONTRACT

    Alexion
    Pharmaceuticals,
    Inc.      May-01  20.00       100       $(22,875)  $(11,250)      $11,625
----------

(a)   A portion of this security is subject to call options written.
See Note 6.

Monument Telecommunications Fund
Schedule of Portfolio Investments (Unaudited)
April 30, 2001

      Number
      Of Shares         Security Description                    Market Value
                        Common Stock: 54.3%

                        Access: 10.7%

      12,000            Comcast Corp. (Cl. A)*                  $526,920
      20,000            Global Crossing, Ltd.*                   250,600
      18,000            WorldCom, Inc.*                          328,500
                                                               __________
                                                               1,106,020

                         Carriers --Land Based: 3.0%

       7,700            Qwest Communications Intl., Inc*         314,930
      18,000            COR Therapeutics, Inc.*                  558,000
       1,900            IDEC Pharmaceuticals Corp.*               93,480
      17,000            Protein Design Labs, Inc.*(a)          1,092,250
                                                               __________
                                                               2,507,980

                        Equipment -- Services &
                          Software: 4.2%

      17,500            Broadwing, Inc.*                        434,000
                                                               ___________
                        Equipment -- Wireless:
                        8.5%

       3,526            VoiceStream Wireless  Corp.*            370,230
      11,500            Western Wireless Corp.*                 512,095
                                                                __________
                                                                882,325
                        Equipment -- Wireline:
                         5.3%

       9,500            Scientific-Atlanta, Inc.                548,435
                                                                __________

                        Infrastructure: 0.6%

     12,000             Metromedia Fiber Network, Inc. (Cl. A)*  61,080
                                                                __________

                        Services: 22.0%

     10,800             Convergys Corp.*                        394,200
      9,500             Gemstar TV Guide Intl., Inc.*           394,440
     35,000             McLeodUSA, Inc. (Cl.A)*                 309,750
    120,000             TALK America Holdings, Inc.*            247,200
     20,000             UnitedGlobalCom, Inc. (Cl. A)*          320,550
     11,000             Verizon Communications, Inc.            605,770
                                                                _________

                                                              2,271,910
                        Total Common Stock:
                        (Cost $6,788,670)                     5,618,700


  Par                   Security Description                 Market Value

                        Short-Term Investments: 47.4%

   3,869,93             PNC Bank Money Market                   $3,869,936
    513,936             Sansom Street Money Market                $513,936
    513,936             Temp Cash Fund                            $513,936


                        Total Short-Term
                        Investments:
                        (Cost $4,897,808)                       $4,897,808

                        Total Investments:
                        (Cost $11,686,478)**  101.7%           $10,516,508

                        Other Assets and
                        Liabilities, net....  (1.7%)             ($173,247)

                        Net Assets .........  100.0%            $10,343,261
                                              =====             ===========

----------

 * Non-income producing

** Cost for Federal income tax purposes is $11,686,478 and net unrealized depreciation consists of:


    Gross unrealized appreciation...... $337,560
    Gross unrealized depreciation..... $(1,507,530)
    Net unrealized depreciation....... $(1,169,970)

Monument Series Fund

Statement of Assets and Liabilities (Unaudited)
April 30, 2001

                                       DIGITAL    MEDICAL       TELE-
                                       TECHNOLOGY SCIENCES      COMMUNICATIONS
                                       FUND       FUND          FUND
ASSETS
Investments at value
(identified cost of $53,203,362,
$34,963,047 and $11,686,478,
respectively)
(Notes 1 and 5)                        $47,123,898 $29,280,037   $10,516,508
Receivable for call options written             --      24,700            --
Capital stock sold                          34,768      11,401         1,749
Interest receivable                        106,176      40,928        17,330
Dividends receivable                        17,325       1,440         4,235
Broker commissions receivable               57,645      11,748        20,711
Deferred organization costs (Note 1)            --      36,366        35,085
Other assets                                 1,873         709        17,467
                                            -------    -------       -------
TOTAL ASSETS                            47,341,685  29,407,329    10,613,085
                                        ------------------------------------
LIABILITIES
Options written at value (proceeds
$127,614 and $835,815, respectively)       249,200   1,203,375            --
Capital stock redeemed                     128,420      78,044       260,597
Securities purchased                     1,789,056     310,650            --
Investment management fees                  21,435      12,777         2,364
12b-1 fees Class A shares                   14,763       6,395         2,501
12b-1 fees Class B shares                    6,566       8,141         3,112
12b-1 fees Class C shares                      614         438         1,250
Accrued expenses                            27,926       1,141            --
                                            -------    -------       -------

TOTAL LIABILITIES                        2,237,980   1,620,961       269,824
                                            ------------------  -------
NET ASSETS                             $45,103,705 $27,786,368   $10,343,261
                                        ====================================
NET ASSETS BY SHARE CLASS
Class A                                $36,823,047 $16,973,742    $6,339,268
Class B                                  8,218,986  10,729,381     3,927,228
Class C                                     61,672      83,245        76,765
                                            -------  -------    -------
                                       $45,103,705 $27,786,368   $10,343,261
SHARES OUTSTANDING
(Unlimited authorized shares)
 Class A                                 6,381,041   2,209,786       892,557
 Class B                                 1,441,323   1,411,419       559,062
 Class C                                    10,710      10,881        10,863

CLASS A NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE                                        $5.77       $7.68         $7.10
                                            ================================
OFFERING PRICE PER SHARE (Net Asset
Value x 100/94.25)                           $6.12       $8.15         $7.53
                                            ================================
CLASS B NET ASSET VALUE AND OFFERING
PRICE PER
SHARE                                        $5.70       $7.60         $7.02
                                            ================================
REDEMPTION PRICE PER SHARE (Net Asset
Value x .95)                                 $5.42       $7.22         $6.67
                                            ================================
CLASS C NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE                                        $5.76       $7.65         $7.07
                                            ================================
OFFERING PRICE PER SHARE (Net Asset
Value x 100/99)                              $5.82       $7.73         $7.14
                                            ================================
NET ASSETS CONSIST OF:
Paid in capital                         $97,251,725  $34,649,852  $22,892,906
Accumulated net investment loss            (506,907)    (368,062)   (144,844)
Accumulated undistributed realized
loss on investments and options           (45,440,063)  (444,852) (11,234,831)
Net unrealized depreciation on
investments and options                    (6,201,050)(6,050,570)  (1,169,970)
                                            =================================

NET ASSETS                              $45,103,705   $27,786,368  $10,343,261
                                            =================================

Monument Series Fund

Statement of Operations (Unaudited)
Six-Month Period ended April 30, 2001

                                        DIGITAL   MEDICAL     TELE-
                                      TECHNOLOGY SCIENCES COMMUNICATIONS
                                         FUND      FUND       FUND

INVESTMENT INCOME
 Interest                             $525,659    $14,420     $77,943
 Dividends                              37,990    181,480      14,705
                                        -------  -------       ------
TOTAL INVESTMENT INCOME                563,649    195,900      92,648
                                        -------  -------     --------
EXPENSES
Investment management fees             378,759    209,385      82,359
(Note 2)
12b-1 fee-- Class A shares             122,161     51,039      19,944
(Note 2)
12b-1 fee-- Class B shares              54,355     62,430      23,851
(Note 2)
12b-1 fee-- Class C shares                 371        359         389
(Note 2)
Accounting and
administrative services                 88,219     48,636       18,917
Custodian                               25,679     11,687        7,648
Registration fees                       45,889     24,716       19,550
Transfer agent fees                    176,518     73,245       39,605
Legal and audit fees                    55,797     43,121       28,207
Organization cost
amortization                                --      5,213        4,152
Shareholder servicing and
reports                                 58,557     36,839       12,644
Trustee's fees                          12,854      7,125        2,787
Miscellaneous                          161,457     53,710       42,098
                                        -------  --------     --------
TOTAL EXPENSES                       1,180,616    627,505      302,151
                                     ---------------------------------
Fees waived (Note 2)                  (110,060)   (63,543)     (64,659)
                                     ----------------------------------
NET EXPENSES                         1,070,556    563,962      237,492
                                     ----------------------------------
Net investment loss                   (506,907)(  368,062)   (144,844)
                                      ---------------------------------
REALIZED AND UNREALIZED GAIN
LOSS) ON INVESTMENTS AND OPTIONS

Net realized gain (loss) on
investments and options             (27,957,274)    44,046  (6,698,186)

Net change in unrealized
appreciation (depreciation) on
investments and options             (9,649,824) (10,988,037)   932,144

Net loss on investments and
options                             (37,607,098)  (10,943,991)(5,766,042)

Net decrease in net assets
resulting from operations          $(38,114,005)$$(11,312,053)(5,910,886)
                                   =====================================

Monument Series Fund

Statement of Changes in Net Assets (Unaudited)

                             SIX-MONTH PERIOD ENDED APRIL 30, 2001
                             -------------------------------------
                                DIGITAL     MEDICAL      TELE-
                              TECHNOLOGY   SCIENCES  COMMUNICATIONS
                                 FUND        FUND        FUND
OPERATIONS
Net investment loss            $(506,907)  $(368,062)   $(144,844)
Net realized gain (loss) on  (27,957,274)   44,046   (6,698,186)
investments and options
Net change in unrealized
appreciation (depreciation)
of
  investments and options      (9,649,824) (10,988,037) 932,144
                               ----------  -----------  -------
Net decrease in net assets     (38,114,005)(11,312,053) (5,910,886)
                               ----------- -----------  ----------
resulting from operations
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
resulting from capital share
  transactions(1)              (12,954,929)(4,081,398)  (2,499,625)
                               ----------- ----------   ----------
Net decrease in net assets     (51,068,934)(15,393,451) (8,410,511)
                               ----------- -----------  ----------
Net assets at beginning of     96,172,639  43,179,819   18,753,772
                               ----------  ----------   ----------
period
NET ASSETS at the end of       $45,103,705 $27,786,368  $10,343,261
                               =========== ===========  ===========
period
----------

(1)   A summary of capital share transactions follows:

                               SIX-MONTH PERIOD ENDED APRIL 30, 2001
                     -----------------------------------------------
                           DIGITAL            MEDICAL            TELE-
                         TECHNOLOGY          SCIENCES       COMMUNICATIONS
                            FUND              FUND(a)           FUND(b)
                     ------------------ -------------------------------
    CLASS A SHARES    SHARES     VALUE    SHARES    VALUE   SHARES     VALUE
 ------------------- -------- --------- --------------------------- --------
 Shares sold         185,011   $1,288,623,737,711 $29,866,168,446    $572,117
 Shares reinvested        --        --       --        --      --         --
 from distributions
 Shares redeemed                                           (286,555)
                                                            --------
                     (1,705,29(12,043,69(4,082,15(32,374,451)       (2,324,658)
 Net decrease                             (344,441)         (218,109)
                                          ========          ========
                     (1,520,28(10,755,064)       (2,508,344)        (1,752,541)
   CLASS B SHARES

Shares sold            69,020   472,677   117,517   1,059,7590,887    703,587
Shares reinvested         --        --       --         --     --         --
from distributions
Shares redeemed      (391,267)(2,684,924(311,842) (2,690,4(186,389) (1,465,874)
                       -------- ------------------  ----------------  ----------
Net decrease           (322,247)(2,212,247(194,325) (1,630,6(95,502)  (762,287)
                       ======== ==================  ===============   ========
   CLASS C SHARES
Shares sold              2,501  19,046     6,486     59,022   2,713   22,734
Shares reinvested from     --      --       --          --     --        --
distributions
Shares redeemed          (1,184)(6,664)    (144)     (1,398)  (818)   (7,531)
                         ------ ------     ----      ------   ----    ------
Net increase             1,317  $12,382    6,342     $57,624  1,895   $15,203
                         =====  =======    =====     =======  =====   =======
----------

(a) Transactions in capital stock have been restated to reflect a three for one stock split which occurred on December 15, 2000.

(b) Transactions in capital stock have been restated to reflect a two for one stock split which occurred on December 15, 2000.

Monument Series Fund

Statement of Changes in Net Assets

                                         PERIOD ENDED OCTOBER 31, 2000
                                      --------------------------------
                                        DIGITAL    MEDICAL      TELE-
                                      TECHNOLOGY  SCIENCES  COMMUNICATIONS
                                         FUND*     FUND**      FUND***
     OPERATIONS
     Net investment loss                $(2,678,575$(352,418)  $(266,395)
     Net realized loss on             (17,420,013(486,110)  (4,527,989)
     investments and options
     Net change in unrealized
     appreciation (depreciation) of
       investments and options          (4,620,167)4,838,272   (2,188,459)
                                        ---------- ---------   ----------
     Net increase (decrease) in net
     assets resulting from
       operations                     (24,718,7553,999,744  (6,982,843)
     DISTRIBUTION TO SHAREHOLDERS
     FROM:
     Net investment income ($0.00,
     $0.0036, and $0.004 per share,
       respectively)                         --      (583)        (413)
     Capital gains ($0.00265, $0.43,
     and $1.45 per share,
       respectively)                    (23,090)  (68,831)    (118,344)
     CAPITAL SHARE TRANSACTIONS
     Net increase in net assets
     resulting from capital share
       transactions(1)                  55,617,296 37,823,956  25,197,167
                                        ---------- ----------  ----------
     Net increase in net assets         30,875,451 41,754,286  18,095,567
                                        ---------- ----------  ----------
     Net assets at beginning of         65,297,188 1,425,533   658,205
                                        ---------- ---------   -------
     period
     NET ASSETS at the end of period    $96,172,639$43,179,819 $18,753,772
                                        ====================== ===========
----------

(1)   A summary of capital share transactions follows:

                                   Period Ended October 31, 2000
                      ------------------------------------------
                            DIGITAL           MEDICAL            Tele-
                          TECHNOLOGY         SCIENCES       communications
                             FUND*           FUND**(a)        Fund***(b)
                      ----------------- ----------------- --------------
     CLASS A SHARES    SHARES    VALUE   SHARES    VALUE   SHARES    VALUE
  ------------------- -------- -------- -------- -------- -------- -------
  Shares sold         13,878,09$145,606,3,485,268 $33,626,1,383,588 $19,719,383
  Shares reinvested     1,346    19,942   9,063    52,168   7,706    90,015
  from distributions
  Shares redeemed              (116,420,531,200,864         (340,054)
                               --------------------         --------
                      (8,104,300)                (11,348,014)      (4,746,541)
  Net increase          5,775,129,205,978 2,293,4622,330,7081,051,2415,062,857
                        ================= ====================================
     CLASS B SHARES
  Shares sold           2,463,37337,055,552,192,14220,957,08838,760  12,428,130
  Shares reinvested       115     1,706   2,712    15,601   2,220    25,901
  from distributions
  Shares redeemed       (751,752)(10,766,6(593,772)(5,525,35(192,910)(2,533,078)
                        -------- ----------------- ----------------- ----------
  Net increase          1,711,73626,290,641,601,08215,447,32648,070  58,210
                        ===========================================  ======
     CLASS C SHARES
  Shares sold             9,393   120,671   4,812   48,765   47,532  644,126
  Shares reinvested from   --         --     --        --      --        --
  distributions
  Shares redeemed          --         --    (273)   (2,845)  (38,564)(430,769)
                          ---     ------    ----    ------   ------- --------
  Net increase            9,393   $120,671  4,539   $45,920  8,968   $213,357
                          =====   ========  =====   =======  =====   ========
----------

  * Commencement of operations November 16, 1998 for A shares, October 6, 1999 for B shares, and July 20, 2000 for C shares.

 ** Commencement of operations January 6, 1998 for Class A shares, October 12,
   1999 for Class B shares, and July 20, 2000 for C shares.

*** Commencement of operations January 6, 1998 for Class A shares, October 9,
   1999 for Class B shares, and July 24, 2000 for C shares.

(a) Transactions in capital stock have been restated to reflect a three for one stock split which occurred on December 15, 2000.

(b) Transactions in capital stock have been restated to reflect a two for one stock split which occurred on December 15, 2000.

Monument Digital Technology Fund

Financial Highlights
For a Share Outstanding Throughout The Period

                                              CLASS A SHARE
                                      SIX-MONTH
                                     PERIOD ENDED
                                      APRIL 30, YEAR ENDEPERIOD ENDED
                                        2001    OCTOBER 3OCTOBER 31,
                                     (UNAUDITED)   2000     1999*

          PER SHARE OPERATING
          PERFORMANCE
          Net asset value,             $ 9.96     $ 9.99(a) $10.00
                                       ------     ------    ------
          beginning of period
          Income from investment
          operations --
            Net investment loss         (0.03)     (0.23)    (0.58)
            Net realized and
          unrealized gain (loss)
               on investments           (4.16)      0.20     20.56
                                       ------     ------    ------
          Total from investment         (4.19)     (0.03)    19.98
                                       ------     ------    ------
          operations
            Distributions from net
          investment
               income                     --         --       --
            Distributions from
          realized gains on
               investments                --       --(b)      --
                                       -----      ---       ----
          Total distributions             --         --       --
                                       -----      -----     ----
          NET ASSET VALUE, end of      $ 5.77     $ 9.96    $29.98
                                       ======     ======    ======
          period
          Total Return (excludes       (42.07)%*** (0.28)%  185.53%***
          sales charge)
          Ratios/Supplemental Data
          Net assets, end of period    $36,823    $78,680   $63,745
          (000's)
          Ratio to average net
          assets
            Expenses (including          2.98%**    2.11%     2.76%**
          waivers)
            Expenses (excluding          3.36%**    2.20%     2.76%**
          waivers)
            Expenses (including
          extraordinary
               expenses)                 3.84%**    2.29%     --
            Expenses including soft      3.99%**    2.36%     2.84%**
          dollars
            Net investment loss         (1.10)%**  (1.59)%   (2.45)%**
          (including waivers)
            Net investment loss         (1.47)%**  (1.69)%   (2.45)%**
          (excluding waivers)
            Net investment loss
          (including
               extraordinary            (1.96)%**  (1.77)%    --
          expenses)
          Portfolio turnover rate      137.08%*** 107.13%   112.00%***
----------

  * Commencement of operations November 16, 1998.
** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record October 29, 1999, payable November 1, 1999.
(b)   Less than $0.01 per share

                                              CLASS B SHARE
                                      SIX-MONTH
                                     PERIOD ENDED
                                      APRIL 30, YEAR ENDEPERIOD ENDED
                                        2001    OCTOBER 3OCTOBER 31,
                                     (UNAUDITED)   2000     1999*
          PER SHARE OPERATING
          PERFORMANCE
          Net asset value,             $ 9.87     $ 9.98(a) $27.09
                                       ------     ------    ------
          beginning of period
          Income from investment
          operations --
            Net investment loss         (0.06)     (0.30)    (0.06)
            Net realized and
          unrealized gain (loss)
               on investments           (4.11)      0.19      2.92
                                       ------     ------    ------
          Total from investment         (4.17)     (0.11)     2.86
                                       ------     ------    ------
          operations
            Distributions from net
          investment
               income                     --         --       --
            Distributions from
          realized gains on
               investments                --       --(b)      --
                                       -----      ---       ----
          Total distributions             --         --       --
                                       -----      -----     ----
          NET ASSET VALUE, end of      $ 5.70     $ 9.87    $29.95
                                       ======     ======    ======
          period
          Total Return (excludes       (42.25)%*** (1.08)%   10.55%***
          sales charge)
          Ratios/Supplemental Data
          Net assets, end of period    $8,219     $17,399   $1,552
          (000's)
          Ratio to average net
          assets
            Expenses (including          3.51%**    2.84%     2.40%**
          waivers)
            Expenses (excluding          3.86%**    3.11%     2.40%**
          waivers)
            Expenses (including
          extraordinary
               expenses)                 4.43%**    3.22%     --
            Expenses including soft      4.58%**    3.29%     2.40%**
          dollars
            Net investment loss         (1.63)%**  (2.21)%   (3.23)%**
          (including waivers)
            Net investment loss         (1.97)%**  (2.48)%   (3.23)%**
          (excluding waivers)
            Net investment loss
          (including
               extraordinary            (2.55)%**  (2.59)%    --
          expenses)
          Portfolio turnover rate      137.08%*** 107.13%   112.00%***
----------

  * Commencement of operations October 6, 1999.
   ** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record October 29, 1999, payable November 1, 1999.
(b)   Less than $0.01 per share

                                              CLASS C SHARE
                                           SIX-MONTH
                                          PERIOD ENDED
                                           APRIL 30, PERIOD ENDED
                                             2001    OCTOBER 31,
                                          (UNAUDITED)   2000*

               PER SHARE OPERATING
               PERFORMANCE
               Net asset value,             $ 9.95     $13.32
                                            ------     ------
               beginning of period
               Income from investment
               operations --
                 Net investment loss         (0.05)     (0.08)
                 Net realized and            (4.14)     (3.29)
                                            ------     ------
               unrealized loss on
               investments
               Total from investment         (4.19)     (3.37)
                                            ------     ------
               operations
                 Distributions from net        --         --
               investment income
                 Distributions from            --         --
                                            -----      -----
               realized gains on
               investments
               Total distributions             --         --
                                            -----      -----
               NET ASSET VALUE, end of      $ 5.76     $ 9.95
                                            ======     ======
               period
               Total Return (excludes       (42.11)%***(25.30)%***
               sales charge)
               Ratios/Supplemental Data
               Net assets, end of period    $  62      $  93
               (000's)
               Ratio to average net
               assets
                 Expenses (including          3.54%**    2.99%**
               waivers)
                 Expenses (excluding          3.89%**    3.46%**
               waivers)
                 Expenses (including          3.92%**    3.98%**
               extraordinary expenses)
                 Expenses including soft      4.06%**    4.24%**
               dollars
                 Net investment loss         (1.61)%**  (2.46)%**
               (including waivers)
                 Net investment loss         (1.96)%**  (2.94)%**
               (excluding waivers)
                 Net investment loss
               (including extraordinary
                    expenses)                (1.98)%**  (3.44)%**
               Portfolio turnover rate      137.08%*** 107.13%**
----------

  * Commencement of operations July 20, 2000.
** Annualized
*** Not annualized

Monument Medical Sciences Fund

Financial Highlights
For a Share Outstanding Throughout The Period

                                           CLASS A SHARE
                              SIX-MONTH
                             PERIOD ENDED
                              APRIL 30,YEAR ENDEDYEAR ENDEPERIOD ENDED
                                2001   OCTOBER 31OCTOBER 3OCTOBER 31,
                             (UNAUDITED)  2000      1999     1998*
                             ------------------- -----------------

         PER SHARE OPERATING
           PERFORMANCE
         Net asset value,
         beginning of
           period              $10.40(a) $16.11     $10.32   $10.00
                               ------    ------     ------   ------
         Income from
         investment
           operations--
           Net investment       (0.09)    (0.23)    (0.10)     0.04
         income (loss)
           Net realized and
         unrealized gain
             (loss) on          (2.63)    15.75      5.89      0.28
                               ------    ------     -----    ------
         investments
         Total from             (2.72)    15.52      5.79      0.32
                               ------    ------     -----    ------
         investment
         operations
           Distributions
         from net
             investment           --      --(b)      --        --
         income
           Distributions
         from realized
             gains on             --      (0.43)     --        --
                               -----     ------     ---      ----
         investments
         Total distributions      --      (0.43)     --        --
                               -----     ------     ---      ----
         NET ASSET VALUE,
         end of
           period              $ 7.68    $31.20     $16.11   $10.32
                               ======    ======     ======   ======
         Total Return
         (excludes sales
           charge)             (26.15)%***98.43%    56.11%     3.20%***
         Ratios/Supplemental
         Data
         Net assets, end of    $16,974   $26,565    $1,401   $214
         period (000's)
         Ratio to average
         net assets
           Expenses              2.98%**   2.02%     1.87%     0.00%**
         (including waivers)
           Expenses              3.37%**   2.70%    16.73%    51.07%**
         (excluding waivers)
           Expenses
         (including
             extraordinary       3.58%**   2.85%     --        --
         expenses)
           Expenses              3.72%**   2.92%    16.81%    51.07%**
         including soft
         dollars
           Net investment
         income (loss)
             (including         (1.80)%** (0.82)%   (1.00)%    0.66%
         waivers)
           Net investment
         income (loss)
             (excluding         (2.19)%** (1.48)%    --        --
         waivers)
           Net investment
         income (loss)
             (including
         extraordinary
             expenses)          (2.64)%** (1.63)%    --        --
         Portfolio turnover     57.39%***141.40%    61.00%    82.00%***
         rate
----------

  * Commencement of operations January 6, 1998.
** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15, 2000
(b)   Less than $0.01 per share.

                                              CLASS B SHARE
                                      SIX-MONTH
                                     PERIOD ENDED
                                      APRIL 30, YEAR ENDEPERIOD ENDED
                                        2001    OCTOBER 3OCTOBER 31,
                                     (UNAUDITED)   2000     1999*

          PER SHARE OPERATING
          PERFORMANCE
          Net asset value,             $10.32(a)  $16.11    $16.95
                                       ------     ------    ------
          beginning of period
          Income from investment
          operations --
            Net investment loss         (0.12)     (0.40)   (0.01)
            Net realized and
          unrealized gain (loss)
               on investments           (2.60)     15.67    (0.83)
                                       ------     ------    -----
          Total from investment         (2.72)     15.27    (0.84)
                                       ------     ------    -----
          operations
            Distributions from net        --       --(b)      --
          investment income
            Distributions from
          realized gains on
               investments                --       (0.43)     --
                                       -----      ------    ----
          Total distributions             --       (0.43)     --
                                       -----      ------    ----
          NET ASSET VALUE, end of      $ 7.60     $30.95    $16.11
                                       ======     ======    ======
          period
          Total Return (excludes       (23.19)%*** 96.85%   (4.98)%***
          sales charge)
          Ratios/Supplemental Data
          Net assets, end of period    $10,729    $16,568   $ 25
          (000's)
          Ratio to average net
          assets
            Expenses (including          3.52%**    2.61%    2.40%**
          waivers)
            Expenses (excluding          3.89%**    3.26%   17.43%**
          waivers)
            Expenses (including
          extraordinary
               expenses)                 4.18%**    3.42%     --
            Expenses including soft      4.33%**    3.50%   17.43%**
          dollars
            Net investment income
          (loss) (including
               waivers)                 (2.32)%**  (1.39)%  (1.51)%
            Net investment income
          (loss) (excluding
               waivers)                 (2.70)%**  (2.04)%    --
            Net investment income
          (loss) (including
               extraordinary            (2.99)%**  (2.20)%    --
          expenses)
          Portfolio turnover rate       57.39%*** 141.40%   61.00%**
----------

  * Commencement of operations October 12, 1999.
** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15, 2000
(b)   Less than $0.01 per share.

                                               CLASS C SHARE
                                            SIX-MONTH
                                           PERIOD ENDED
                                            APRIL 30, PERIOD ENDED
                                              2001    OCTOBER 31,
                                           (UNAUDITED)   2000*

             PER SHARE OPERATING
             PERFORMANCE
             Net asset value, beginning       1$0.37(a)  $30.05
                                             -------     ------
             of period
             Income from investment
             operations --
               Net investment loss            (0.10)      (0.23)
               Net realized and               (2.62)       1.29
                                             ------      ------
             unrealized gain (loss) on
             investments
             Total from investment            (2.72)       1.06
                                             ------      ------
             operations
               Distributions from net           --         --
             investment income
               Distributions from               --         --
                                             -----       ----
             realized gains on investments
             Total distributions                --         --
                                             -----       ----
             NET ASSET VALUE, end of         $ 7.65      $31.11
                                             ======      ======
             period
             Total Return (excludes sales    (26.23)%***   3.53%***
             charge)
             Ratios/Supplemental Data
             Net assets, end of period       $  83       $ 47
             (000's)
             Ratio to average net assets
               Expenses (including             3.62%**     3.00%**
             waivers)
               Expenses (excluding             3.98%**     3.32%**
             waivers)
               Expenses (including             3.99%**     3.82%**
             extraordinary expenses)
               Expenses including soft         4.14%**     4.07%**
             dollars
               Net investment income          (2.32)%**   (2.16)%**
             (loss) (including waivers)
               Net investment income          (2.68)%**   (2.49)%**
             (loss) (excluding waivers)
               Net investment income
             (loss) (including
             extraordinary
                  expenses)                   (2.69)%**   (2.98)**
             Portfolio turnover rate          57.39%***  141.40%**
----------

  * Commencement of operations July 20, 2000.
** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15, 2000

Monument Telecommunications Fund

Financial Highlights
For a Share Outstanding Throughout The Period

                                  CLASS A SHARE
                             SIX-MONTH
                            PERIOD ENDED
                             APRIL 30, YEAR ENDEYEAR ENDEPERIOD ENDED
                               2001    OCTOBER 3OCTOBER 3OCTOBER 31,
                            (UNAUDITED)   2000*    1999     1998*
                            -------------------------------------
          PER SHARE
          OPERATING
            PERFORMANCE
          Net asset value,
          beginning of
            period            $10.60(a)  $19.97   $10.78    $10.00
                              ------     ------   ------    ------
          Income from
          investment
            operations--
            Net investment     (0.07)     (0.32)   (0.14)     0.04
          income (loss)
            Net realized
          and unrealized
              gain (loss)      (3.43)      2.70     9.33      0.74
                              ------     ------   ------    ------
          on investments
          Total from
          investment
            operations         (3.50)      2.38     9.19      0.78
                              ------     ------   ------    ------

          Distributions
          from net
                investment       --       --(b)      --       --
          income

          Distributions
          from realized
                gains on         --       (1.15)     --       --
                              -----      ------   -----     ----
          investments
          Total                  --       (1.15)     --       --
                              -----      ------   -----     ----
          distributions
          NET ASSET VALUE,
          end
            of period         $ 7.10     $21.20   $19.97    $10.78
                              ======     ======   ======    ======
          Total Return
          (excludes sales
            charge)           (33.02)%*** 11.31%   85.24%     7.80%***
          Ratios/Supplemental
          Data
          Net assets, end
          of period
            (000's)           $6,339     $11,775  $ 593     $181
          Ratio to average
          net
            assets--
            Expenses            3.07%**    2.02%    1.84%     0.00%**
          (including
          waivers)
            Expenses            4.09%**    2.70%   37.06%    58.25%
          (excluding
          waivers)
            Expenses
          (including
                                4.52%**    2.84%     --       --
          extraordinary
          expenses)
            Expenses
          including soft
              dollars           4.67%**    2.92%   37.15%    58.25%**
            Net investment
          income (loss)
              (including       (1.63)%**  (1.17)%  (1.40)%    0.70%**
          waivers)
            Net investment
          income (loss)
              (excluding       (2.65)%**  (1.85)%    --       --
          waivers)
            Net investment
          income (loss)
              (including
          extraordinary
              expenses)        (3.08)%**  (1.98)%    --       --
          Portfolio            72.17%***  60.82%  250.00%    88.00%***
          turnover rate
----------

  * Commencement of operations January 6, 1998.
 ** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a two for one stock split to shareholders of record December 14, 2000, payable December 15, 2000
(b)   Less than $0.01 per share.

                                              CLASS B SHARE
                                      SIX-MONTH
                                     PERIOD ENDED
                                      APRIL 30, YEAR ENDEPERIOD ENDED
                                        2001    OCTOBER 3OCTOBER 31,
                                     (UNAUDITED)   2000     1999*

          PER SHARE OPERATING
          PERFORMANCE
          Net asset value,             $10.52(a)  $19.97    $17.65
                                       ------     ------    ------
          beginning of period
          Income from investment
          operations --
            Net investment loss         (0.09)     (0.49)    (0.02)
            Net realized and
          unrealized gain (loss)
               on investments           (3.41)      2.71      2.34
                                       ------     ------    ------
          Total from investment         (3.50)      2.22      2.32
                                       ------     ------    ------
          operations
               Distributions from
          net investment
                 income                   --      --(b)       --
               Distributions from
          realized gains on
                 investments              --       (1.15)     --
                                       -----      ------    ----
          Total distributions             --       (1.15)     --
                                       -----      ------    ----
          NET ASSET VALUE, end of      $ 7.02     $21.04    $19.97
                                       ======     ======    ======
          period
          Total Return (excludes       (33.27)%*** 10.48%    13.17%***
          sales charge)
          Ratios/Supplemental Data
          Net assets, end of period    $3,927     $6,884    $ 65
          (000's)
          Ratio to average net
          assets--
            Expenses (including          3.62%**    2.61%     2.40%**
          waivers)
            Expenses (excluding          4.61%**    3.63%    37.15%
          waivers)
            Expenses (including
          extraordinary
               expenses)                 5.03%**    3.77%     --
            Expenses including soft      5.18%**    3.84%    37.15%**
          dollars
            Net investment income
          (loss) (including
               waivers)                 (2.16)%**  (1.68)%** (1.95)%
            Net investment income
          (loss) (excluding
               waivers)                 (3.16)%**  (2.69)%    --
            Net investment income
          (loss) (including
               extraordinary            (3.58)%**  (2.83)%    --
          expenses)
          Portfolio turnover rate       72.17%***  60.82%   250.00%**
----------

  * Commencement of operations October 9, 1999.
 ** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a two for one stock split to shareholders of record December 14, 2000, payable December 15, 2000
(b)   Less than $0.01 per share.

                                               CLASS C SHARE
                                            SIX-MONTH
                                           PERIOD ENDED
                                            APRIL 30,PERIOD ENDED
                                              2001   OCTOBER 31,
                                           (UNAUDITED)  2000*
              PER SHARE OPERATING
              PERFORMANCE
              Net asset value, beginning     $10.56(a) $29.54
                                             ------    ------
              of period
              Income from investment
              operations --
                Net investment loss           (0.09)    (0.15)
                Net realized and              (3.40)    (8.28)
                                             ------    ------
              unrealized loss on
              investments
              Total from investment           (3.49)    (8.43)
                                             ------    ------
              operations
                   Distributions from net       --        --
              investment income
                   Distributions from           --        --
                                             -----     -----
              realized gains on
              investments
              Total distributions               --        --
                                             -----     -----
              NET ASSET VALUE, end of        $ 7.07    $21.11
                                             ======    ======
              period
              Total Return (excludes         (33.02)%**(28.54)%***
              sales charge)
              Ratios/Supplemental Data
              Net assets, end of period      $  77     $  95
              (000's)
              Ratio to average net assets
              --
                Expenses (including            3.69%**   2.98%**
              waivers)
                Expenses (excluding            4.69%**   3.76%**
              waivers)
                Expenses (including            4.71%**   4.49%**
              extraordinary expenses)
                Expenses including soft        4.86%**   4.76%**
              dollars
                Net investment income         (2.18)%** (2.23)%**
              (loss) (including waivers)
                Net investment income         (3.19)%** (3.02)%**
              (loss) (excluding waivers)
                Net investment income
              (loss) (including
                   extraordinary expenses)    (3.21)%** (3.74)%**
              Portfolio turnover rate         72.17%*** 60.82%**
----------

  * Commencement of operations January 6, 1998 for Class A shares, October 9, 1999 for Class B shares and July 24, 2000 for Class C shares.
 ** Annualized
*** Not annualized
(a) Net asset values, beginning of period, have been restated to reflect a two for one stock split to shareholders of record December 14, 2000, payable December 15, 2000

Monument Series Fund
Notes to Financial Statements (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   Monument Digital Technology Fund (renamed from Monument Internet Fund effective November 15, 2000), Monument Medical Sciences Fund and Monument Telecommunications Fund (each a "Fund" and collectively the "Funds") are each series of Monument Series Fund ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company, and is organized as a Delaware business trust.

   The Funds currently offer three classes of shares: Class A, Class B, and Class C. Each class is subject to a combination of different 12b-1 Plan expenses and load structures.

   The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

   A. USE OF ESTIMATES -- The process of preparing financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

   B. INVESTMENT VALUATION -- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are valued at the mean between the last bid and asked prices based upon quotes furnished by market markers for such securities. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

   Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Trustees.

   C. INVESTMENT TRANSACTIONS -- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified costs.

   D. FEDERAL INCOME TAXES -- The Funds are treated as separate entities for Federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute substantially all taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal income excise tax.

   E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds intend to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

   F. DEFERRED ORGANIZATION COSTS -- Organization costs incurred by certain funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each fund commenced operations.

NOTE 2 -- RELATED PARTY TRANSACTIONS

   Monument Advisors, Ltd. ("Advisors"), is a wholly-owned subsidiary of The Monument Group, Inc. ("Group"). David A. Kugler owns all of the voting shares of Group.

   Advisors has been retained under an Investment Advisory agreement to supervise the management and investment program of the Funds. As full compensation for its services, Advisors receives a fee as follows: 1.25% on the first $250 million in Fund assets; 1.00% of the next $250 million; 0.875% of the next $250 million; 0.75% of the next $250 million; and 0.625% in excess of $1 billion. Advisors has contractually agreed to waive its fees and to pay expenses to the extent necessary to cap Class A Share total operating expenses at 4.75%; and Class B and Class C total operating expenses at 5.25% of the Funds' average daily net assets through an initial term of May 1, 2001. The initial term may be extended beyond that date. The expense cap was raised to the current levels effective March 15, 2001, and there is no guarantee that the cap will remain at the current levels or continue in place. For the period ended April 30, 2001 the Funds incurred investment adviser fees totaling $670,503. Of the total investment advisory fee incurred by the Funds, Advisors received $432,241. The balance of the fee was either waived or reimbursed by Advisors pursuant to the expense cap. Advisors may in the future seek to recoup the amounts waived or reimbursed.

   Monument Distributors, Inc. ("Distributors"), a wholly-owned subsidiary of Group, is the distributor and principal underwriter for the Funds. The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Funds pay Distributors for expenses which are primarily intended to result in the sale of Fund shares. Such expenses may include, but are not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payment to dealers and shareholder servicing agents that enter into an agreement with Distributors. The Funds may incur such distribution expenses at the rate of 0.50% per annum for its Class A Shares, and 1.00% per annum for its Class B and C Shares, on each class's average net assets. For the period ended April 30, 2001 the Funds incurred 12b-1 fees as follows:

                                         Class Class Class
                                         A     B     C
                    Monument Digital     $122,1$54,355$371
                    Technology Fund....
                    Monument Medical     51,03962,430 359
                    Sciences Fund......
                    Monument             19,94423,851 389
                    Telecommunications
                    Fund...............

   Monument Shareholder Services, Inc. ("Shareholder Services"), a wholly-owned subsidiary of Group, serves as Administrator of the Funds and supervises all aspects of the operation of the Funds, except those performed by Advisors. Shareholder Services has entered into a Sub-Administrative Services agreement with PFPC Inc. to which Shareholder Services has delegated a portion of its duties for the benefit of the Funds. As administrator, Shareholder Services and PFPC Inc. receive an asset-based administrative fee, at the annual rate of 0.135% of average net assets. For the period ended April 30, 2001 the Funds incurred administrative fees totaling $71,286, of which $28,184 was paid to Shareholder Services.

   Shareholder Services serves as transfer agent to the Funds. Shareholder Services has entered into a Sub-Transfer Agent Services agreement with PFPC Inc. to which Shareholder Services has delegated a portion of its duties for the benefit of the Funds. As transfer agent, Shareholder Services receives an asset-based transfer agent fee, at an annual rate of 0.08% of the first $250 million, 0.06% of the next $250 million; 0.04% of the next $250 million; 0.02% of the next $750 million; and 0.01% of assets in excess of $1.5 billion. PFPC Inc. is paid on a per account basis. For the period ended April 30, 2001 the Funds incurred transfer agent fees totaling $289,368, of which $42,244 was paid to Shareholder Services.

   Shareholder Services serves as fund accounting services agent to the Funds. Shareholder Services has entered into a Sub-Fund Accounting Services agreement with PFPC Inc. to which Shareholder Services has delegated a portion of its duties for the benefit of the Funds. As Fund Accounting agent, Shareholder Services and PFPC Inc. receive an asset-based accounting fee based upon each portfolio's average net assets, as follows: 0.16% of the first $250 million; 0.12% of the next $250 million; 0.08% of the next $250 million; 0.04% of the next $750 million; and 0.03% of assets in excess of $1.5 billion. For the period ended April 30, 2001 the Funds incurred fund accounting fees totaling $84,486, of which $3,882 was paid to Shareholder Services.

   Through December 31, 2000, each trustee who is not affiliated with Advisors ("Independent Trustee") received as compensation $2,000 per year, plus an additional fee of $500 per day for attendance at any meeting of the Board of Trustees or one of its committees (including any meeting held by telephonic conference). Effective January 1, 2001, the annual retainer is $6,000 per Independent Trustee, plus an additional $1,000 for the Audit Committee chairperson. In addition, Independent Trustees are paid $500 per each meeting of the Fund and its committees. However, attendance by telephone has been reduced to $375 per day of attendance. Trustees continue to be reimbursed for out-of-pocket expenses associated with meeting attendance.

NOTE 3 -- SOFT DOLLAR ARRANGEMENTS

   In allocating brokerage business to purchase securities for the Funds, Advisors gave preference to certain broker-dealers that provided brokerage, research, or other services to Advisors for the benefit of the Funds under soft dollar arrangements. In making such allocations, Advisors determined that the prices obtained were consistent with its obligation to obtain best execution on behalf of the Funds. During the period ended April 30, 2001, the value of soft dollar arrangements to the Funds totaled $77,221.

   Prior to the end of the fiscal year, the Funds entered into an arrangement with a broker-dealer firm whereby the broker-dealer firm will use a portion of the brokerage commissions earned in connection with trades on behalf of the Fund series to pay for services provided to the Funds. A payment for custodial services rendered of $6,396 was paid to PFPC Trust Co. on behalf of the Funds by the broker-dealer during the period ended April 30, 2001. The Funds intend to enter into additional brokerage-service arrangements in the future.

NOTE 4 -- STOCK SPLIT

   The Monument Digital Technology Fund effected a three for one stock split for shareholders of record on October 29, 1999, payable November 1, 1999.

   The Monument Medical Sciences Fund effected a three for one stock split for shareholders of record on December 14, 2000, payable December 15, 2000.

   The Monument Telecommunications Fund effected a two for one stock split for shareholders of record on December 14, 2000, payable December 15, 2000.

NOTE 5 -- INVESTMENTS

   During the period ended April 30, 2001, purchases and sales of securities of investment transactions (excluding short-term investments) were as follows:

                                MonumentMonument
                              Digital Medical  Monument
                             TechnoloSciencesTelecommunications
                                 Fund Fund Fund
                      Purchase$52,122,$14,271,262$6,858,150
                     Sales.  $76,077,$24,007,289$12,137,940

NOTE 6 -- OPEN COVERED CALL/PUT OPTIONS WRITTEN

   As of April 30, 2001, portfolio securities valued at $1,067,920 and $5,592,690 were pledged by the custodian as cover for call options written by the Monument Digital Technology Fund and Monument Medical Sciences Fund, respectively. Cash in the amount of $233,300 has been pledged as cover for put options written by the Monument Medical Sciences Fund.

   Transactions in call options written during the period ended April 30, 2001 are summarized as follows:

                                                         Monument
                         Monument    Monument MedicalTelecommunications
                     Digital TechnologySciences Fund       Fund
                     Fund            Option ContractsOption Contracts
                                     --------------------------------
                     Option Contracts
                     ----------------
                     Number ofPremiumNumber ofPremiumNumber ofPremium
                     ContractReceivedContractReceivedContractReceived
                     ------------------------------------------------
         Beginning   1,190   $800,536  653   $338,145    0    $   0
         of Period..
         Written.... 7,673   3,309,773,810   2,246,873  80   42,499
         Closed..... (7,813) (3,653,3(2,690) (1,500,243(80)  (42,499)
         Exercised..    --        --    --        --    --       --
         Expired....   (490) (329,307) (503) (271,835)  --       --
                       ----  --------  ----  --------   --    -----
         End of        560   $127,614  1,270 $812,940    0    $   0
                       ===   ========  ===== ========   ==    =====
         Period.....

   Transactions in put options written during the period ended April 30, 2001 are summarized as follows:

                                                         Monument
                         Monument    Monument MedicalTelecommunications
                     Digital TechnologySciences Fund       Fund
                     Fund            Option ContractsOption Contracts
                                     --------------------------------
                     Option Contracts
                     ----------------
                     Number ofPremiumNumber ofPremiumNumber ofPremium ContractReceivedContractReceivedContractReceived
                     ------------------------------------------------
         Beginning     300    $143,745 150   $93,434    0       $0
         of Period..
         Written....   832   744,544 2,890   2,268,361 --       --
         Closed.....  (818)  (511,977(2,821) (2,273,217)--      --
         Exercised..  (197)  (255,660)(119)  (65,703)  --       --
         Expired....    (117)           --        --   --       --
                        ----           ---   -------
                             (120,652)
         End of          0    $    0   100   $22,875    0       $0
                        ==    ======   ===   =======    =       ==
         Period.....

NOTE 7 -- BROKERAGE COMMISSIONS

   The Funds placed a portion of their portfolio transactions with an affiliated brokerage firm. The commissions paid to the affiliate through the period ended April 30, 2001 amounted to $14,885.

NOTE 8 -- RECLASSIFICATION OF COMPONENTS OF NET ASSETS

   At October 31, 2000, undistributed net investment losses of $2,678,575, $358,219, and $269,912, were reclassified into paid in capital for Monument Digital Technology Fund, Monument Medical Sciences Fund, and Monument Telecommunications Fund, respectively.

NOTE 9 -- CAPITAL LOSS CARRYFORWARDS

   At October 31, 2000, the Funds had capital loss carryforwards as follows:

                        Monument Digital
             Expiration Technology FundMonument MedicMonument
                Date    (Formerly InterSciences FuTelecommunications
                        Fund)                     Fund
                        -------                   ----
             October            --       2,788         8,656
             31, 2005
             October        62,686          --            --
             31, 2006
             October    17,420,103     486,110     4,527,989
             31, 2007

NOTE 10 -- SUBSEQUENT EVENTS

   Effective May 9, 2001, Monument Advisors, Ltd. entered into a sub-advisory agreement with Orbitex Management, Inc. for the Monument Digital Technology, Monument Medical Sciences, and Monument Telecommunications Funds. Continuation of the agreement beyond October 8, 2001 with respect to each Fund is contingent on shareholder approval.

NOTE 11 -- TEMPORARY DEFENSIVE POSITIONS

   As disclosed in the Prospectus for the Funds, when market conditions are deemed unusual, Advisors may employ certain strategies in an attempt to hedge against market declines. As of April 30, 2001, cash and cash equivalents as a percentage of net assets were: 64.4%, 38.6%, and 47.4% for the Monument Digital Technology Fund, Monument Medical Sciences Fund, and Monument Telecommunications Fund, respectively. These percentages may have been higher or lower throughout the period. When market conditions considered "normal" resume, holdings by the Funds of cash and cash equivalents will likely decline.

INVESTMENT ADVISOR:
Monument Advisors, Ltd.
7201 Wisconsin Ave., Suite 650
Bethesda, MD 20814

DISTRIBUTOR:
Monument Distributors, Inc.
7201 Wisconsin Ave., Suite 650
Bethesda, MD 20814

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
2 World Financial Center
South Tower, 9th Floor
New York, NY 10281

TRANSFER AGENT:

For account information, wire purchases or redemptions, call or write:
Monument Series Fund
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406-0903
(888) 420-9950 Toll Free

MORE INFORMATION:

For 24 hour, 7 days a week price information, and for information on any series of Monument Series Fund, investment plans, and other shareholder services, call
(888) 420-9950 Toll Free.

                           [Monument Funds Group Logo]

                              Monument Series Fund

                        Monument Digital Technology Fund

                         Monument Medical Sciences Fund

                        Monument Telecommunications Fund


                       Semi-Annual Report To Shareholders
                              For the Period Ended
                                 April 30, 2001